Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 145,866	$ 91,798	$ 201,098
Inventories	1,927	1,945	17,965
Prepaid expenses and other current assets	32,438	20,570	20,739
Total Current Assets	180,231	114,313	239,802
Property and equipment, net	537,155	493,856	35,568
Intangible assets, net	1,094,913	1,037,732	1,107,545
Security deposit	45,900	45,900	0
Total Assets	1,858,199	1,691,801	1,382,915
Current Liabilities:
Accounts payable	1,265,550	1,111,879	1,269,970
Accrued expenses and other current liabilities	1,884,559	1,466,506	1,176,662
Accrued interest	97,816	94,026	65,909
Current portion of notes payable, net of debt discount of $60,332 and $113,257 at March 31, 2015 and December 31, 2014, respectively	5,463,291	5,688,239	4,990,009
Deferred revenues	210,882	164,349	0
Total Current Liabilities	8,922,098	8,524,999	7,502,550
Accrued interest, non-current portion	23,520	5,195	41,434
Notes payable, non-current portion	307,873	50,000	524,000
Total Liabilities	9,253,491	8,580,194	8,067,984
Commitments and contingencies
Stockholders' Deficiency:
Preferred stock, $0.01 par value; Authorized, 5,000,000 shares; none issued and outstanding at March 31, 2015 and December 31, 2014	0	0	0
Common stock, $0.001 par value; Authorized, 200,000,000 shares; Issued 37,750,173 and 34,511,800 shares at March 31, 2015 and December 31, 2014, respectively; Outstanding 37,191,552 and 33,953,179 shares at March 31, 2015 and December 31, 2014, respectively	37,750	34,512	19,633
Additional paid-in capital	19,759,105	18,509,121	13,139,712
Accumulated deficit	(27,160,147)	(25,400,026)	(19,812,414)
Treasury stock, at cost, 558,621 shares at March 31, 2015 and December 31, 2014	(32,000)	(32,000)	(32,000)
Total Stockholders' Deficiency	(7,395,292)	(6,888,393)	(6,685,069)
Total Liabilities and Stockholders' Deficiency	$ 1,858,199	$ 1,691,801	$ 1,382,915